Goodwill and intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and intangible assets
Goodwill and intangible assets
—
Note 11
Goodwill and intangible assets
The changes in “Goodwill” were as follows:
Robotics &
Process Discrete Corporate
($ in millions)
Electrification Motion Automation Automation and Other
(3)
Total
Balance at January 1, 2022 (1) 4,196 2,117 1,613 2,280 276 10,482
Goodwill acquired during

the year
(2)
16 9 — — 204 229
Goodwill allocated to

disposals
(2) — (6) — — (8)
Exchange rate differences

and
other (85) (8) (20) (72) (7) (192)
Balance at December 31,

2022
(1) 4,125 2,118 1,587 2,208 473 10,511
Goodwill acquired during

the year
(2) 41 38 — 49 14 142
Goodwill allocated to

disposals
(181) — (12) — — (193)
Exchange rate differences

and
other 45 3 8 45 — 101
Balance at December 31,

2023
(1)
4,030 2,159 1,583 2,302 487 10,561
(1)

At December 31, 2023 and 2022, and at January 1, 2022,

the gross goodwill amounted to $
10,833

million, $
10,774

million and
$ 10,760

million, respectively. The accumulated impairment charges

amounted to $
272

million, $
263

million and $
278

million, respectively,
and related to the Robotics & Discrete Automation segment.
(2)

Amount includes adjustments arising during the twelve

-month measurement period subsequent to the respective acquisition date.
(3)

Corporate and Other has been recast to include the

E-mobility Division which, effective January 1, 2023, became a separate non-reportable operating segment. See Note 23 for details.
In 2023, goodwill allocated

to disposals primarily relates to the divestment

of the Power Conversion Division
in July 2023,

which prior to its divestment was reported

in the Electrification operating segment.
Intangible assets, net consisted of

the following:
2023 2022
Gross Accumu- Net Gross Accumu- Net
carrying lated amort- carrying carrying lated amort- carrying
December 31, ($ in millions) amount ization amount amount ization amount
Capitalized software

for internal use

904 (775) 129 830 (720) 110
Capitalized software

for sale

26 (26) — 26 (26) —
Intangibles other than software:
Customer-related

1,632 (894) 738 1,743 (808) 935
Technology-related

1,034 (832) 202 997 (812) 185
Marketing-related

531 (400) 131 498 (347) 151
Other

56 (33) 23 55 (30) 25
Total 4,183 (2,960) 1,223 4,149 (2,743) 1,406
Additions to intangible assets other

than goodwill consisted of the following:
Amortization expense of intangible

assets consisted of the following:
($ in millions)
2023 2022 2021
Capitalized software

for internal use

44 52 66
Intangibles other than software

219 230 252
Total 263 282 318
In 2023, 2022 and 2021, impairment

charges on intangible

assets were not significant.
At December 31, 2023, future amortization

expense of intangible

assets is estimated to be:
($ in millions)
2024 253
2025 198
2026 177
2027 163
2028 140
Thereafter

292
Total 1,223
($ in millions) 2023 2022
Capitalized software

for internal use

70 53
Capitalized software

for sale

— —
Intangibles other than software:
Customer-related

12 79
Technology-related

13 16
Marketing-related

35 20
Other

1 7
Total 131 175
There were no significant intangible

assets acquired in business

combinations in 2023 and

2022.